NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NET INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Schedule of computation of earnings per share

	Three Months Ended March 31,
	2022	2021
NET INCOME	$25,107	$29,745
Less:
Net income attributable to noncontrolling interest	208	145
Redeemable Preferred Stock dividend	18,847	16,885
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$6,052	$12,715
Weighted-average common shares outstanding:
Basic	153,320,276	153,303,505
Effect of dilutive securities	19,876,983	717,121
Diluted	173,197,259	154,020,626
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.04	$0.08
Diluted	$0.03	$0.08

The following table sets forth the computation of basic earnings per common share (in thousands, except share and per share amounts):

	December 31
	2021	2020
NET INCOME (LOSS)	117,397	$(37,375)
Less:
Net (loss) income attributable to noncontrolling interest	329	(182)
Redeemable Preferred Stock dividend	71,393	64,120
NET INCOME (LOSS) ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$45,675	$(101,313)
Weighted-average common shares outstanding:
Basic	153,305,176	153,303,498
Effect of dilutive securities	4,239,642	—
Diluted	157,544,818	153,303,498
Net income (loss) per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic	$0.30	$(0.66)
Diluted	$0.29	$(0.66)